Related Party Transactions - Schedule of Loans to Principal Officers, Directors, and Their Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Beginning balance	$ 6,752
New loans	2,279
Effect of changes in composition of related parties	0
Repayments	(4,495)
Ending balance	$ 4,536